Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2026
Registrant Name	dei_EntityRegistrantName	MFS® ACTIVE EXCHANGE TRADED FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0002018846
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 27, 2026
Document Effective Date	dei_DocumentEffectiveDate	Aug. 31, 2026
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Aug. 31, 2026
MFS Active Short Duration Income ETF | MFS Active Short Duration Income ETF
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFSD
MFS Active Short Muni Bond ETF | MFS Active Short Muni Bond ETF
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFSX